Post- Employment Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in defined benefit obligation
Defined benefit obligation beginning balance	$ (3,547)	$ (3,099)
Defined benefit cost included in statement of comprehensive loss	(145)	(416)
Total remeasurements included in other comprehensive loss	(4,694)	(544)
Employer contributions	622	479
Currency translation effects	(182)	33
Defined benefit obligation ending balance	$ (7,946)	$ (3,547)